Goodwill and Intangible Assets - Narrative (Details)	12 Months Ended
Dec. 31, 2022
Bottom of range
Disclosure of detailed information about intangible assets [line items]
CGU discount rate	9.25%
Price-to-earnings multiples used for valuation	0.105
Price-to-assets-under-management multiples used for valuation	1.30%
Bottom of range | Income approach
Disclosure of detailed information about intangible assets [line items]
Future sales projection for valuation, in years	10 years
Top of range
Disclosure of detailed information about intangible assets [line items]
CGU discount rate	12.50%
Price-to-earnings multiples used for valuation	0.115
Price-to-assets-under-management multiples used for valuation	2.00%
Top of range | Income approach
Disclosure of detailed information about intangible assets [line items]
Future sales projection for valuation, in years	15 years